CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
NET INCOME (LOSS)	$ 213,247	$ 200,714	$ 110,670
Components of other comprehensive income that will not be reclassified to income before taxes
Other comprehensive income, before taxes, gains (losses) by new measurements on defined benefit plans	(5,820)	2,763	(3,105)
Total other comprehensive income that will not be reclassified to income before taxes	(5,820)	2,763	(3,105)
Currency translation differences
Gains (losses) on currency translation, before tax	(610,201)	(47,494)	494,362
Other comprehensive income, before taxes, currency translation differences	(610,201)	(47,494)	494,362
Cash flow hedges
Gains (losses) on cash flow hedges before taxes	(27,797)	18,344	127,390
Other comprehensive income (losses), before taxes, cash flow hedges	(27,797)	18,344	127,390
Total other comprehensive income that will be reclassified to income before taxes	(637,998)	(29,150)	621,752
Other components of other comprehensive income (loss), before taxes	(643,818)	(26,387)	618,647
Income tax relating to other comprehensive income that will not be reclassified to income
Income tax relating to new measurements on defined benefit plans	1,567	(785)	921
Accumulate income tax relating to other comprehensive income that will not be reclassified to income	1,567	(785)	921
Income tax relating to other comprehensive income that will be reclassified to income
Income tax related to cash flow hedges in other comprehensive income	(269)	(1,770)	(34,695)
Income taxes related to components of other comprehensive income that will be reclassified to income	(269)	(1,770)	(34,695)
Total Other comprehensive income	(642,520)	(28,942)	584,873
Total comprehensive income (loss)	(429,273)	171,772	695,543
Comprehensive income (loss) attributable to owners of the parent	(447,405)	128,877	648,539
Comprehensive income (loss) attributable to non-controlling interests	18,132	42,895	47,004
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (429,273)	$ 171,772	$ 695,543